SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Oct. 28, 2012	Jan. 29, 2012
SEGMENT INFORMATION

NOTE 12 — SEGMENT INFORMATION

HD Supply’s operating segments are based on management structure and internal reporting. Each segment offers different products and services to the end customer, except for Corporate, which provides general corporate overhead support and HD Supply Canada (included in Other), which is organized based on geographic location. The Company determines the reportable segments in accordance with the principles of segment reporting within U.S. GAAP (ASC 280, Segment Reporting). For purposes of evaluation under these segment reporting principles, the Chief Operating Decision Maker for HD Supply assesses HD Supply’s ongoing performance, based on the periodic review and evaluation of Net sales, Adjusted EBITDA, and certain other measures for each of the operating segments.

EBITDA is defined as Net income (loss) less Income (loss) from discontinued operations, net of tax, plus (i) Interest expense and Interest income, net, (ii) Provision (benefit) for income taxes, and (iii) Depreciation and amortization. Adjusted EBITDA is defined as EBITDA adjusted to exclude non-cash items and certain other adjustments to Consolidated Net Income.

HD Supply has four reportable segments, each of which is presented below:

•	Facilities Maintenance—Supplies maintenance, repair and operations (“MRO”) products and upgrade and renovation services largely to the multifamily, healthcare, hospitality, and institutional markets.

•	Waterworks—Distributes complete lines of water and wastewater transmission products, serving contractors and municipalities in all aspects of the water and wastewater industries.

•

Power Solutions (formerly “Utilities/Electrical”)—Distributes electrical transmission and distribution products, power plant MRO supplies, smart-grid technologies, and provides materials management and procurement outsourcing arrangements to the power generation and distribution industries and distributes electrical products such as wire and cable, switch gear supplies, lighting and conduit to residential and commercial contractors.

•	White Cap—Distributes specialized hardware, tools, building materials, and safety equipment to professional contractors.

In addition to the reportable segments, the Company’s consolidated financial results include an Other category, Corporate, & Eliminations. Other primarily consists of (i) Repair & Remodel, offering light remodeling and construction supplies primarily to small remodeling contractors and tradesmen; (ii) Crown Bolt, a retail distribution operator, providing program and packaging solutions, sourcing, distribution, and in-store service, primarily serving Home Depot; (iii) CTI, offering turnkey supply and installation services for multiple interior finish options, including flooring, cabinets, countertops, and window coverings, along with comprehensive design center services for residential, commercial, and senior living projects; and (iv) HD Supply Canada, comprised of HD Supply’s Canadian operations (other than the Canadian utilities operations, which is included in the Power Solutions segment, and Commercial Direct, which is included in the Facilities Maintenance segment). Corporate has enterprise management responsibility and centralized support functions for some of the segments, information technology, human resources, sourcing and support services. All material intersegment transactions have been eliminated.

The following tables present Net sales, Adjusted EBITDA, and other measures for each of the reportable segments and total continuing operations for the periods indicated (amounts in millions):

	Facilities Maintenance	Waterworks	Power Solutions	White Cap	Other, Corporate, & Eliminations	Total Continuing Operations
Three Months Ended Oct. 28, 2012
Net Sales	$587	$553	$468	$318	$220	$2,146
Adjusted EBITDA	112	42	21	22	7	204
Depreciation(1) & Software Amortization	9	3	2	3	7	24
Other Intangible Amortization	21	24	5	5	6	61
Three Months Ended Oct. 30, 2011
Net Sales	$497	$490	$429	$277	$200	$1,893
Adjusted EBITDA	87	37	17	13	1	155
Depreciation(1) & Software Amortization	8	1	1	2	9	21
Other Intangible Amortization	18	24	5	5	9	61

(1)	Depreciation includes amounts recorded within Cost of sales in the Consolidated Statements of Operations and Comprehensive Income (Loss).

	Facilities Maintenance	Waterworks	Power Solutions	White Cap	Other, Corporate, & Eliminations	Total Continuing Operations
Nine Months Ended Oct. 28, 2012
Net Sales	$1,655	$1,541	$1,323	$891	$631	$6,041
Adjusted EBITDA	306	109	55	48	11	529
Depreciation(1) & Software Amortization	28	7	5	9	22	71
Other Intangible Amortization	59	72	14	15	21	181
Nine Months Ended Oct. 30, 2011
Net Sales	$1,441	$1,373	$1,239	$748	$575	$5,376
Adjusted EBITDA	254	91	43	17	1	406
Depreciation(1) & Software Amortization	22	3	3	10	26	64
Other Intangible Amortization	56	71	15	15	26	183

(1)	Depreciation includes amounts recorded within Cost of sales in the Consolidated Statements of Operations and Comprehensive Income (Loss).

Reconciliation to Consolidated Financial Statements (amounts in millions)

	Three Months Ended		Nine Months Ended
	October 28, 2012	October 30, 2011	October 28, 2012	October 30, 2011
Total Adjusted EBITDA	$204	$155	$529	$406
Depreciation and amortization	85	82	252	247
Stock-based compensation	3	7	13	16
Management fees and expenses	1	1	4	4
Other	1	—	—	—

Operating income (loss)	114	65	260	139
Interest expense	165	160	489	477
Loss on extinguishment of debt	—	—	220	—
Other (income) expense, net	—	—	—	(1)

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(51)	(95)	(449)	(337)
Provision (benefit) for income taxes	2	24	36	59

Income (loss) from continuing operations	$(53)	$(119)	$(485)	$(396)

NOTE 15—SEGMENT INFORMATION

HD Supply’s operating segments are based on management structure and internal reporting. Each segment offers different products and services to the end customer, except for Corporate, which provides general corporate overhead support and HD Supply Canada (included in Other), which is organized based on geographic location. The Company determines the reportable segments in accordance with the principles of segment reporting within U.S. GAAP (ASC 280, Segment Reporting). For purposes of evaluation under these segment reporting principles, the Chief Operating Decision Maker for HD Supply assesses HD Supply’s ongoing performance, based on the periodic review and evaluation of Net sales, Adjusted EBITDA, and certain other measures for each of the operating segments.

During fiscal 2011, the reportable segment presentation for two operating segments changed as compared to prior periods. The CTI operating segment no longer met the quantitative threshold requirements of a reportable segment. In addition, the Electrical operating segment was merged into the Utilities operating segment, which is a reportable segment, and collectively titled Power Solutions. As a result, prior period disclosures reflect the change in reportable segments.

In conjunction with the change in reportable segments, management re-evaluated its use of key performance metrics. Historically, the Company has presented operating income excluding certain charges as its measure of operating performance for presentation of segment results. Management uses both operating income excluding certain charges and Adjusted EBITDA in its evaluation of operating segment performance. However, based on the recent evaluation, management concluded that Adjusted EBITDA is the primary metric management uses to assess operating performance. Therefore, current and prior period segment presentation reflects Adjusted EBITDA as the operating performance measure.

HD Supply has four reportable segments, each of which is presented below:

•	Facilities Maintenance—Supplies maintenance, repair and operations (“MRO”) products and upgrade and renovation services largely to the multifamily, healthcare, hospitality, and institutional markets.

•	Waterworks—Distributes complete lines of water and wastewater transmission products, serving contractors and municipalities in all aspects of the water and wastewater industries.

•

Power Solutions—Distributes electrical transmission and distribution products, power plant maintenance, repair and operations supplies, smart-grid technologies, and provides materials management and procurement outsourcing arrangements to investor-owned utilities, municipal and provincial power authorities, rural electric cooperatives and utility contractors and distributes electrical products such as wire and cable, switch gear supplies, lighting and conduit to residential and commercial contractors.

•	White Cap— Distributes specialized hardware, tools, building materials, and safety equipment to professional contractors.

In addition to the reportable segments, the Company’s consolidated financial results include an Other category, Corporate, & Eliminations. Other primarily consists of (i) Repair & Remodel, offering light remodeling and construction supplies primarily to small remodeling contractors and tradesmen; (ii) Crown Bolt, a retail distribution operator, providing program and packaging solutions, sourcing, distribution, and in-store service, primarily serving Home Depot; (iii) CTI, offering turnkey supply and installation services for multiple interior finish options, including flooring, cabinets, countertops, and window coverings, along with comprehensive design center services for residential, commercial, and senior living projects; and (iv) HD Supply Canada, comprised of HD Supply’s Canadian operations (other than the Canadian utilities operations, which is included in the Power Solutions segment, and Commercial Direct, which is included in the Facilities Maintenance segment). Corporate has enterprise management responsibility and centralized support functions for some of the segments, information technology, human resources, sourcing and support services. Eliminations remove intersegment transactions.

The following tables present Net sales, Adjusted EBITDA, and certain other measures for each of the reportable segments and total continuing operations for the periods indicated (amounts in millions):

	Fiscal Year 2011
	Net Sales	Adjusted EBITDA	Depreciation(1) & Software Amortization	Other Intangible Amortization	Total Assets(2)	Capital Expen- ditures
Facilities Maintenance	$1,870	$318	$30	$75	$2,264	$32
Waterworks	1,772	112	5	95	1,562	5
Power Solutions	1,625	50	5	20	775	5
White Cap	981	17	14	19	481	16
Other, Corporate, & Eliminations	780	11	31	35	1,656	51

Total continuing operations	$7,028	$508	$85	$244	$6,738	$109

	Fiscal Year 2010
	Net Sales	Adjusted EBITDA	Depreciation(1) & Software Amortization	Other Intangible Amortization	Total Assets(2)	Capital Expen- ditures
Facilities Maintenance	$1,682	$282	$28	$75	$2,265	$20
Waterworks	1,659	94	5	94	1,582	2
Power Solutions	1,462	49	5	19	740	2
White Cap	852	(10)	20	19	439	3
Other, Corporate, & Eliminations	794	(4)	41	37	2,063	18

Total continuing operations	$6,449	$411	$99	$244	$7,089	$45

	Fiscal Year 2009
	Net Sales	Adjusted EBITDA	Depreciation(1) & Software Amortization	Other Intangible Amortization	Total Assets(2)	Capital Expen- ditures
Facilities Maintenance	$1,609	$279	$24	$73	$2,341	$28
Waterworks	1,652	99	5	95	1,695	2
Power Solutions	1,410	40	5	19	711	3
White Cap	872	(31)	25	20	487	4
Other, Corporate, & Eliminations	770	(44)	62	36	2,611	18

Total continuing operations	$6,313	$343	$121	$243	$7,845	$55

(1)	Depreciation includes amounts recorded within Cost of sales in the Consolidated Statements of Operations.
(2)	Total Assets include amounts attributable to discontinued operations for the periods prior to the dispositions.

Reconciliation to Consolidated Financial Statements

	Fiscal 2011	Fiscal 2010	Fiscal 2009
Total Adjusted EBITDA	$508	$411	$343
Depreciation and amortization	329	343	364
Stock-based compensation	20	17	18
Management fees and expenses	5	5	5
Restructuring	—	8	21
Goodwill impairment	—	—	219
Other	(1)	1	—

Operating income (loss)	155	37	(284)
Interest expense	639	623	602
Other (income) expense, net	—	(1)	(208)

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(484)	(585)	(678)
Provision (benefit) for income taxes	79	28	(198)

Income (loss) from continuing operations	$(563)	$(613)	$(480)

Net sales for HD Supply outside the United States, primarily Canada, were $404 million, $365 million, and $330 million in fiscal 2011, fiscal 2010, and fiscal 2009, respectively. Long-lived assets of HD Supply outside the United States were $18 million and $29 million as of January 29, 2012 and January 30, 2011, respectively.